Supplement to the

Fidelity® Advisor Canada Fund, Fidelity Advisor China Region Fund, Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Advisor International Discovery Fund, Fidelity Advisor International Growth Fund,
Fidelity Advisor International Small Cap Fund, Fidelity Advisor International Small Cap Opportunities Fund,
Fidelity Advisor International Value Fund, and Fidelity Advisor Total International Equity Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Canada Fund, Fidelity China Region Fund, Fidelity Emerging Europe, Middle East,
Africa (EMEA) Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund,
Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund,
Fidelity International Value Fund, and Fidelity Total International Equity Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

February 24, 2009

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 26.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

ACOM10AB-09-01 March 25, 2009
1.893757.100

Supplement to the

Fidelity Advisor Worldwide Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Worldwide Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

February 17, 2009

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 22.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

AWLD-AWLDIB-09-01 March 25, 2009
1.893760.100